Notes Payable – Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes Payable – Related Party [Abstract]
NOTES PAYABLE – RELATED PARTY

NOTE 13 – NOTES PAYABLE – RELATED PARTY

As part of the October 1, 2021 merger with Piezo. and BRSF Acquisition Corp., the Company assumed $155,530 of related party loans from entities related to the former executives and directors of the Company. When assumed, these loans did not bear interest and had a maturity date of December 31, 2021. On March 9, 2022, the loans were amended to provide for an interest rate of 9% per annum, and to extend the maturity dates to provide for payments of $53,000 with accrued interest on March 31, 2022 and June 1, 2022, and a payment of $49,000 plus accrued interest on August 1, 2022. On May 6, 2022 the payment terms were further amended to payments of $53,000 with accrued interest on May 31, 2022 and August 1, 2022, and a payment of $49,000 plus accrued interest on October 1, 2022. During the nine months ended September 30, 2022, the Company repaid $106,000 of the outstanding principal, prepaid principal due of $1,598 and the balance at September 30, 2022 was $47,402.

The Company has an outstanding loan from an officer of the Russian subsidiary in the amount of RUB 34,400. Interest and payment terms have not been determined. The USD equivalent at September 30, 2022 was $596.

NOTE 12 – LOANS PAYABLE - RELATED PARTY

As part of the merger, the Company assumed $155,989 of related party loans from entities related to the former executives and directors the Company. These loans do not bear interest and had an initial maturity date of December 31, 2021. On March 9, 2022, the loans were amended to adjust the interest rate to 9% per annum, and to extend the maturity dates to provide for payments of $53,000 with accrued interest on March 31, 2022 and June 1, 2022, and a payment of $49,000 plus accrued interest on August 1, 2022.